Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net
7.	Intangible Assets, Net
The following is a summary of intangible assets, net:

	As of December 31, 2021
	Gross carrying value	Accumulated amortization	Net carrying value

	RMB in thousands
Licensed copyrights of content	5,567,213	(3,245,622)	2,321,591
License rights of mobile games	455,687	(229,559)	226,128
Intellectual property and others	1,674,232	(386,351)	1,287,881

Total	7,697,132	(3,861,532)	3,835,600

	As of December 31, 2022
	Gross carrying value	Accumulated amortization	Net carrying value

	RMB in thousands
Licensed copyrights of content	7,131,626	(4,622,992)	2,508,634
License rights of mobile games	427,726	(300,659)	127,067
Intellectual property and others	2,337,508	(646,419)	1,691,089

Total	9,896,860	(5,570,070)	4,326,790

Amortization expenses were RMB1,395.1 million, RMB 1,903.2 million and RMB2,581.3 million for the years ended December 31, 2020, 2021 and 2022, respectively. No impairment charge was recognized for any of the periods presented.
As of December 31, 2022, the licensed copyrights of content have weighted-average useful lives of 4.04 years. The intangible assets amortization expense for future years is expected to be as follows:

Intangible assets amortization expense
RMB in thousands
2023	1,443,225
2024	901,334
2025	533,749
2026	371,679
2027	242,666
Thereafter	834,137

Total expected amortization expense	4,326,790